Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Insurance brokerage income
Operating revenue	¥ 2,771,821	$ 379,738	¥ 2,630,707	¥ 2,801,768
Insurance brokerage income
Insurance brokerage income
Operating revenue	2,322,838		2,205,160	2,343,328
Technical service income
Insurance brokerage income
Operating revenue	40,939		135,755	215,832
Crowdfunding service fees
Insurance brokerage income
Operating revenue	267,650		162,683	155,803
Digital clinical trial solution income
Insurance brokerage income
Operating revenue	91,066		100,496	59,456
Other revenues
Insurance brokerage income
Operating revenue	49,328		26,613	27,349
Short-term insurance brokerage income | Insurance brokerage income
Insurance brokerage income
Operating revenue	1,309,432		1,381,855	1,628,902
Long-term insurance brokerage income | Insurance brokerage income
Insurance brokerage income
Operating revenue	¥ 1,013,406		¥ 823,305	¥ 714,426